Disclosure of detailed information about tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred tax expense	$ 0	$ 0	$ 0
Total	0	0	0
Canadian [Member]
Statement [Line Items]
Current tax expense	0	0	0
Foreign [Member]
Statement [Line Items]
Current tax expense	$ 0	$ 0	$ 0